Cover	Dec. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-41157
Entity Registrant Name	BIONOMICS LIMITED/FI
Entity Central Index Key	0001191070
Entity Tax Identification Number	99-3845449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Summit Dr
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	+1
Local Phone Number	781 439 5551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	NEUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false